Commitments and Contingencies - Additional Information (Detail) - Regency Field Services LLC [Member]	12 Months Ended
Dec. 31, 2015 $ / MMBTU
Unrecorded Unconditional Purchase Obligation [Line Items]
Agreement expired, date	Dec. 31, 2025
Extension term of gas agreement	1 year
Natural gas assesses per MMBtu	0.25
Dubberly [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Payback demand fee received by the third party	110.00%